Leases - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Right-of-use assets	R$ 68,696	R$ 35,960	R$ 30,022
Lease liabilities
Current lease liabilities	34,329	20,122
Non-current lease liabilities	42,576	22,996
Total lease liabilities	76,905	43,118	R$ 35,220
Properties
Leases
Right-of-use assets	15,326	24,586
IT equipment
Leases
Right-of-use assets	52,738	10,635
Machinery and equipment
Leases
Right-of-use assets	R$ 632	R$ 739